Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Derivative financial liabilities	€ (412)	€ (525)
Derivative financial assets	66	63
Total of derivative financial liabilities and assets	(346)	(462)
2026/2025
Financial Risk Factors and Risk Management
Derivative financial liabilities	(162)	(287)
Total of derivative financial liabilities and assets	(114)	(215)
Thereafter
Financial Risk Factors and Risk Management
Derivative financial liabilities	(350)	(408)
Total of derivative financial liabilities and assets	(350)	(408)
Not designated as hedging instruments | Foreign Currency
Financial Risk Factors and Risk Management
Derivative financial liabilities	(53)	(85)
Derivative financial assets	40	51
Not designated as hedging instruments | Interest Rate Risk
Financial Risk Factors and Risk Management
Derivative financial liabilities	0	0
Designated as hedging instruments | Foreign Currency
Financial Risk Factors and Risk Management
Derivative financial liabilities	(7)	(32)
Derivative financial assets	27	12
Designated as hedging instruments | Interest Rate Risk
Financial Risk Factors and Risk Management
Derivative financial liabilities	332	408
Designated as hedging instruments | Equity swaps
Financial Risk Factors and Risk Management
Derivative financial liabilities	(20)	0
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(2,667)	(4,003)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	2,626	3,942
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Thereafter | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	0	0
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Thereafter | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(1,737)	(2,805)
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	1,722	2,749
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(163)	(230)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	60	60
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Thereafter | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(513)	(649)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Thereafter | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	181	241
Financial liabilities | Designated as hedging instruments | Equity swaps | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(3)	0
Financial liabilities | Designated as hedging instruments | Equity swaps | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	0	0
Financial liabilities | Designated as hedging instruments | Equity swaps | Thereafter | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(18)	0
Financial liabilities | Designated as hedging instruments | Equity swaps | Thereafter | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	0	0
Financial assets | 2026/2025
Financial Risk Factors and Risk Management
Derivative financial assets	49	72
Financial assets | Thereafter
Financial Risk Factors and Risk Management
Derivative financial assets	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(2,430)	(2,921)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	2,468	2,977
Financial assets | Designated as hedging instruments | Foreign Currency | 2026/2025 | Cash outflows
Financial Risk Factors and Risk Management
Cash outflows	(3,814)	(948)
Financial assets | Designated as hedging instruments | Foreign Currency | 2026/2025 | Cash inflows
Financial Risk Factors and Risk Management
Cash inflows	€ 3,824	€ 964